SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
23. SUBSEQUENT EVENTS

a) Common Shares, Restricted Common Shares and Warrants

Pursuant to the terms of the July Settlement Agreement dated July 9, 2013 to settle an aggregate of $7,206 of past-due accounts payable, the Company issued and delivered to Hanover Holdings I, LLC (“Hanover”) an aggregate of 5,623,969 shares between July 10 and October 15, 2013, consists of 4,066,667 shares (the “Initial Settlement Shares”), 1,333,334 shares (the “Additional Settlement Shares”) and 223,968 shares (the “True-up Shares”), of the Company’s common stock.

On September 13, 2013, the Company completed the acquisition of titles in the Viking Mine located in Kentucky, USA with approximately 4,795 mineral acres. The Company expects to receive a reserve report compiled pursuant to U.S. Securities and Exchange Commission ("SEC") guidance during the fourth quarter of 2013. As part of the acquisition, the company issued a $15,000 Senior Secured Convertible Note with a 8% coupon, maturing on December 31, 2014 and convertible into equity at market price on each payment date at the sole discretion of the Company, subject to a true up based on the holder’s subsequent sales of such shares. The Note is to be paid through the issuance of $5, 875 of shares of the Company's common stock (2,568,306 common shares which have been issued), a cash payment of $125 (which has been paid) and the remaining balance through six quarterly installments of $1,500. As a result, the Company has issued an aggregate of 3,330,595 common shares, including the first installment of September 30, 2013, which vested upon issuance to a third party in connection to the mine acquisition.

On February 5, 2013, the Company issued a senior convertible promissory note to Good Faith Credit LLC (“Good Faith”), for up to $1,000 (the “Good Faith Note”). The Good Faith Note was due in one balloon payment on August 4, 2014. Borrowings under this Good Faith Note bear a fixed interest rate of 10% per annum on the unpaid principal balance and 5% per annum on the outstanding principal balance and any accrued and unpaid cash interest in Company’s common shares or cash, at the option of the Company. The Good Faith Note was convertible into common shares at a conversion price of $12.3 per share at holder’s option, at any time and from time to time. During September 2013, the Company issued an aggregate of 1,050,000 common shares to Good Faith, which vested upon issuance, for the prepayment of the Good Faith Note and its outstanding accrued interest liability.

On April 1, 2013 and July 1, 2013, the Company authorized the issuance to a third party of two ten-year warrants to purchase 258,667 and 540,000 common shares, respectively, with an exercise price of $0.174 and $0.084, respectively. On October 24, 2013, the warrants were exercised and the Company issued an aggregate of 734,027 common shares after the deduction of shares surrendered due to the selection of a cashless exercise according to the terms of the warrant agreements.

On November 20, 2013, the Company’s board of directors and a majority of its shareholders approved a 1-for-3 reverse stock split of its common stock, effective upon the commencement of trading on December 6, 2013.

b) Deficiency Notices from the NASDAQ Stock Market and Reverse Split

On April 4, 2013, the Company received a written notification from NASDAQ indicating that the Company was not in compliance with NASDAQ Listing Rule 5450(a)(1) because the minimum bid price of the Company’s common shares was below the minimum bid price requirement. Pursuant to the NASDAQ Listing Rules, the Company was granted a 180-day compliance period to regain compliance with the requirements of the NASDAQ Listing Rules. The compliance period for the minimum bid price requirement ended on October 1, 2013. During the compliance period, the Company’s common shares continued to be listed and traded on The NASDAQ Global Select Market. Pursuant to the NASDAQ Listing Rules, the Company could regain compliance with the NASDAQ Listing Rules if the minimum bid price of its common shares equals at least $1.00 per share for ten consecutive business days at any time during the compliance period pursuant to NASDAQ Listing Rule 5810(c)(3)(A).

In September 2013, the Company’s board of directors and a majority of its shareholders approved a 1-for-15 reverse stock split of its common shares (the “Reverse Stock Split”). The Reverse Stock Split was effective upon the commencement of trading on October 17, 2013.

On October 1, 2013, the Company received a letter from NASDAQ Listing Qualifications Staff of The NASDAQ Stock Market LLC ("NASDAQ") notifying the Company that it had not regained compliance, by October 1, 2013, with the $1.00 minimum bid price requirement for continued listing on The NASDAQ Global Select Market, as set forth in Listing Rule 5450(a)(1), and that, as a result, the Company's securities would be subject to delisting unless the Company requests a hearing before the NASDAQ Hearings Panel (the "Panel") by October 9, 2013 to present a plan to regain compliance. The Company timely requested a hearing before the Panel and, prior to any such hearing expected to regain compliance with the $1.00 minimum bid price requirement, through the implementation of the 1-for-15 reverse split of its common shares that was effective upon the commencement of trading on October 17, 2013. The Company has not been notified by NASDAQ that it has regained compliance with NASDAQ's minimum bid price continued listing standard and there can be no assurance that it will be able to do so. If the Company is unable to regain compliance it could face delisting.

On May 16, 2013, the Company received a letter from NASDAQ stating that the Company was not in compliance with the continued listing requirements of NASDAQ Listing Rule 5250(c)(1) because the Company did not timely file its Annual Report on Form 20-F for the year ended December 31, 2012 (the “Form 20-F”) with the Securities and Exchange Commission (the “Commission”). On October 1, 2013, NASDAQ notified the Company that based on the filing of the Form 20-F with the Commission on August 30, 2013, the Company was in compliance with NASDAQ Listing Rule 5250(c)(1).

c) Magna disclosure

On October 17, 2013, NewLead entered into a term sheet with Hanover for a potential transaction relating to up to $37,500 of outstanding indebtedness.  Certain provisions of the term sheet, including exclusivity provisions and restrictions on seeking other financing transactions, are binding upon NewLead and, if breached, could require NewLead to pay a break-up fee of up to approximately $3,700 and issue approximately 2.3 million shares of common stock. The transaction was subject to definitive documentation and ultimately court approval of the transaction.

On December 2, 2013, the Court entered an order approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement among NewLead Holdings Ltd., Hanover, and MG Partners Limited, in the matter entitled Hanover Holdings I, LLC v. NewLead Holdings Ltd., Case No. 160776/2013. Further information on this transaction can be found in the Current Report on Form 6-K filed on December 2, 2013.

d) Acquisition of a new vessel

On September 15, 2013, the Company agreed to acquire one newbuilding Eco Type geared double hull Handysize dry bulk vessel for a purchase price $19.5 million as well as 1% address commission on the purchase price. The vessel is 35,000 dwt and is expected to be delivered in the third quarter of 2014. The Company has paid a downpayment of approximately 20% and will pay the balance of the purchase price upon delivery of the vessel.